Retirement-Related Benefits - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pension Plans
Expected Benefit Payments
Expected benefit payments, 2020	$ 5,913
Expected benefit payments, 2021	5,912
Expected benefit payments, 2022	5,932
Expected benefit payments, 2023	5,909
Expected benefit payments, 2024	5,887
Expected benefit payments, 2025-2029	28,115
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2020	395
Expected benefit payments, 2021	424
Expected benefit payments, 2022	432
Expected benefit payments, 2023	425
Expected benefit payments, 2024	407
Expected benefit payments, 2025-2029	1,712
U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2020	3,533
Expected benefit payments, 2021	3,523
Expected benefit payments, 2022	3,494
Expected benefit payments, 2023	3,441
Expected benefit payments, 2024	3,394
Expected benefit payments, 2025-2029	15,680
U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2020	122
Expected benefit payments, 2021	122
Expected benefit payments, 2022	122
Expected benefit payments, 2023	120
Expected benefit payments, 2024	119
Expected benefit payments, 2025-2029	557
U.S. | Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2020	354
Expected benefit payments, 2021	381
Expected benefit payments, 2022	388
Expected benefit payments, 2023	379
Expected benefit payments, 2024	359
Expected benefit payments, 2025-2029	1,449
Non-U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2020	1,937
Expected benefit payments, 2021	1,951
Expected benefit payments, 2022	1,990
Expected benefit payments, 2023	2,012
Expected benefit payments, 2024	2,030
Expected benefit payments, 2025-2029	10,015
Non-U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2020	320
Expected benefit payments, 2021	317
Expected benefit payments, 2022	327
Expected benefit payments, 2023	336
Expected benefit payments, 2024	345
Expected benefit payments, 2025-2029	1,864
Non-U.S. | Nonpension Postretirement Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2020	19
Expected benefit payments, 2021	20
Expected benefit payments, 2022	21
Expected benefit payments, 2023	23
Expected benefit payments, 2024	24
Expected benefit payments, 2025-2029	146
Non-U.S. | Nonpension Postretirement Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2020	23
Expected benefit payments, 2021	23
Expected benefit payments, 2022	23
Expected benefit payments, 2023	23
Expected benefit payments, 2024	24
Expected benefit payments, 2025-2029	$ 116